Summary of Significant Accounting Policies - Reconciliation of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Cash and cash equivalents	$ 763,750	$ 840,913	$ 907,530	$ 698,386	$ 75,515	$ 85,688
Restricted cash—current	0	4,365	10,952	8,896	4,132	0
Restricted cash and cash equivalents—non-current	0	4,000	4,000	0	0	4,144
Cash, cash equivalents and restricted cash and cash equivalents	$ 763,750	$ 849,278	$ 922,482	$ 707,282	$ 79,647	$ 89,832	$ 173,956	$ 31,653